Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	369,615,636.92	23,336
Yield Supplement Overcollateralization Amount 08/31/23	7,890,066.02	0
Receivables Balance 08/31/23	377,505,702.94	23,336
Principal Payments	15,676,506.98	412
Defaulted Receivables	406,218.31	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	7,334,923.29	0
Pool Balance at 09/30/23	354,088,054.36	22,904

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.77%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,820,332.98	274
Past Due 61-90 days	1,620,001.17	75
Past Due 91-120 days	353,796.87	16
Past Due 121+ days	0.00	0
Total	7,794,131.02	365

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	278,111.98
Aggregate Net Losses/(Gains) - September 2023	128,106.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.15%
Second Prior Net Losses/(Gains) Ratio	0.41%
Third Prior Net Losses/(Gains) Ratio	0.90%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.35%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	35.75

Flow of Funds	$ Amount
Collections	17,182,846.83
Investment Earnings on Cash Accounts	14,117.63
Servicing Fee	(314,588.09)
Transfer to Collection Account	-
Available Funds	16,882,376.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	132,491.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	10,208,277.35
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,177,480.84

Total Distributions of Available Funds	16,882,376.37

Servicing Fee	314,588.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	364,296,331.71
Principal Paid	15,527,582.56
Note Balance @ 10/16/23	348,768,749.15

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	219,766,331.71
Principal Paid	15,527,582.56
Note Balance @ 10/16/23	204,238,749.15
Note Factor @ 10/16/23	55.4875976%

Class A-4
Note Balance @ 09/15/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	96,650,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	31,920,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	15,960,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	177,312.97
Total Principal Paid	15,527,582.56
Total Paid	15,704,895.53

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	76,918.22
Principal Paid	15,527,582.56
Total Paid to A-3 Holders	15,604,500.78

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1670872
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6320982
Total Distribution Amount	14.7991854

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2089715
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.1853471
Total A-3 Distribution Amount	42.3943186

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	657.43
Noteholders' Principal Distributable Amount	342.57

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,659,652.60
Investment Earnings	11,433.68
Investment Earnings Paid	(11,433.68)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,189,432.48	$2,382,877.93	$2,555,668.66
Number of Extensions	99	114	116
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.60%	0.62%